                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-146455


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                          SUPPLEMENT TO THE PROSPECTUS

                         SEASONS ELITE VARIABLE ANNUITY
                              DATED AUGUST 28, 2008

--------------------------------------------------------------------------------

THE FOLLOWING REPLACES THE UNDERLYING FUND EXPENSES LOCATED IN THE FEE TABLE SECTION OF THE PROSPECTUS:

UNDERLYING FUND EXPENSES

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND AND FUND-OF-FUNDS EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL TRUST OPERATING EXPENSES (AS OF DECEMBER 31, 2007)               MINIMUM     MAXIMUM
-------------------------------------                                         -------     -------
(expenses that are deducted from the underlying portfolios of the Trusts, including management fees, other expenses and service (12b-1) fees, if
applicable)                                                                    0.68%       1.95%*

THE FOLLOWING REPLACES THE LAST FOOTNOTE FOUND IN THE FEE TABLE SECTION OF THE
PROSPECTUS:

* The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. AIG SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver.

THE FOLLOWING REPLACES THE MAXIMUM EXPENSE EXAMPLES LOCATED IN THE MAXIMUM AND MINIMUM EXPENSE EXAMPLES SECTION OF THE PROSPECTUS:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.75%, (including the optional enhanced death benefit), the optional MarketLock Income Plus feature (1.20%), and investment in an Underlying Fund with total expenses of 1.95%.)

(1)  If you surrender your contract at the end of the applicable time period:

       1 YEAR            3 YEARS            5 YEARS            10 YEARS
       =================================================================
       $1,195            $2,086             $2,478              $4,962
       =================================================================

(2) If you do not surrender your contract or annuitize your contract at the end of the applicable time period 4:

       1 YEAR            3 YEARS            5 YEARS            10 YEARS
       =================================================================
       $495              $1,486             $2,478              $4,962
       =================================================================


Dated: September 8, 2008

                Please keep this Supplement with your Prospectus


                                  Page 1 of 1